Drilling units (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Drilling units [Line Items]
Depreciation and amortization expense	$ 57.7	$ 54.9	$ 115.2	$ 94.6
Drilling Units
Drilling units [Line Items]
Cost	6,393.8		6,393.8		$ 5,790.5
Accumulated depreciation	(764.6)		(764.6)		(649.4)
Net book value	$ 5,629.2		5,629.2		$ 5,141.1
Depreciation and amortization expense			$ 115.2	$ 94.6